Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB FIXED INCOME SHARES INC
Entity Central Index Key	0000862021
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000172512
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Advisor Class
Trading Symbol	AEYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEYXX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[1]
AssetsNet	$ 26,860,245,996
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 14,030,505
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

C000172513
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class 1
Trading Symbol	AGRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRXX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[2]
AssetsNet	$ 26,860,245,996
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 14,030,505
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

C000172514
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class A
Trading Symbol	AEAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEAXX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[3]
AssetsNet	$ 26,860,245,996
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 14,030,505
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

C000032709
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class AB
Trading Symbol	MYMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MYMXX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AB	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[4]
AssetsNet	$ 26,860,245,996
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 14,030,505
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

C000172515
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class C
Trading Symbol	AECXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AECXX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[5]
AssetsNet	$ 26,860,245,996
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 14,030,505
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

C000172516
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class I
Trading Symbol	AIEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIEXX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[6]
AssetsNet	$ 26,860,245,996
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 14,030,505
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

C000172520
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Institutional Class
Trading Symbol	GMOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GMOXX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
AssetsNet	$ 26,860,245,996
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 14,030,505
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$26,860,245,996
# of Portfolio Holdings	80
Total Advisory Fees Paid (Net)	$14,030,505

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

1 - 7 Days	39.3%
8 - 30 Days	2.2%
31 - 60 Days	4.6%
61 - 90 Days	6.4%
91 - 180 Days	27.6%
Over 180 Days	19.9%
Total	100.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized